FIXED INCOME SECURITIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                February 2, 1999




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    FIXED INCOME SECURITIES, INC. (the "Trust")
          Federated Limited Term Fund
          Federated Limited Term Municipal Fund
          Federated Strategic Income Fund
              1933 Act File No. 33-43472
              1940 Act File No. 811-6447

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information, dated January 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 24 on January 29, 1999.


         If you have any questions regarding this certification, please call me at (412) 288-8634.

                                                     Very truly yours,



                                                     /s/ Nicholas J. Seitanakis
                                                     Nicholas J. Seitanakis
                                                     Assistant Secretary